RESEARCH AND DEVELOPMENT COLLABORATIVE AGREEMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
RESEARCH AND DEVELOPMENT COLLABORATIVE AGREEMENTS
Schedule of recognized revenue under the Pfizer Agreement

	Nine Months Ended		Three Months Ended
	September 30,		September 30,
	2016	2015	2016	2015
Cost reimbursements	$-	$1,422,743	$-	$43,185
Amortization of license and development fees	-	125,000	-	-
	$-	$1,547,743	$-	$43,185

The company recognized revenue under the Pfizer Agreement as follows:

	Year Ended
	December 31,
	2015	2014
Cost reimbursements	$1,422,743	$4,075,623
Amortization of license and development fees	125,000	373,000
	$1,547,743	$4,448,623